UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM 13F

                               Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended:  December 31, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         February 17, 2009
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:      $ 149,417 (thousands)


List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                December 31, 2008


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4         Column 5          Column 6    Column 7         Column 8

                              TITLE OF               Value     SHARES OR    SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)    PRIN. AMT.   PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MED SYS INC             COM         045235108     6,000    1,759,433  SH          SOLE                   1,759,433
BEACON ROOFING SUPPLY INC      COM         073685109    12,145      875,000  SH          SOLE                     875,000
BGC PARTNERS INC               CL A        05541T101    13,045    4,726,500  SH          SOLE                   4,726,500
CARMAX INC                     COM         143130102     6,564      833,029  SH          SOLE                     833,029
CITI TRENDS INC                COM         17306X102    11,006      747,714  SH          SOLE                     747,714
COSI INC                       COM         22122P101     1,252    4,353,952  SH          SOLE                   4,353,952
FIRST ADVANTAGE CORP           CL A        31845F100    10,116      714,880  SH          SOLE                     714,880
GENTEX CORP                    COM         371901109     9,967    1,128,739  SH          SOLE                   1,128,739
GLOBAL CASH ACCESS HLDGS INC   COM         378967103     2,540    1,144,111  SH          SOLE                   1,144,111
ION GEOPHYSICAL CORP           COM         462044108     5,016    1,462,315  SH          SOLE                   1,462,315
ISHARES TR                     COM         464287655    14,772      300,000  SH          SOLE                     300,000
J2 GLOBAL COMMUNICATIONS INC   COM         46626E205       839       41,866  SH          SOLE                      41,866
JOY GLOBAL INC                 COM         481165108     4,683      204,600  SH          SOLE                     204,600
NIC INC                        COM         62914B100    10,941    2,378,421  SH          SOLE                   2,378,421
OBAGI MEDICAL PRODUCTS INC     COM         67423R108     7,042      944,000  SH          SOLE                     944,000
POWERSHARES QQQ TRUST          UNIT        73935A104    17,844      600,000  SH          SOLE                     600,000
                               SER 1
RADISYS CORP                   COM         750459109     9,288    1,679,546  SH          SOLE                   1,679,546
SUPER MICRO COMPUTER INC       COM         86800U104     6,357    1,004,200  SH          SOLE                   1,004,200